Debt (Details Narrative One) - USD ($)																									1 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 16, 2025	Sep. 12, 2025	Aug. 11, 2025	Jul. 23, 2025	Jul. 22, 2025	Jun. 12, 2025	Apr. 17, 2025	Feb. 07, 2025	Jan. 30, 2025	Dec. 12, 2024	Dec. 10, 2024	Sep. 24, 2024	Sep. 23, 2024	Sep. 20, 2024	Sep. 13, 2024	Sep. 05, 2024	Aug. 16, 2024	Jul. 22, 2024	May 22, 2024	May 03, 2024	Mar. 26, 2024	Feb. 05, 2024	Dec. 14, 2023	Oct. 31, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 23, 2024	Dec. 18, 2024	May 31, 2024	Jan. 31, 2024	Dec. 15, 2023	Oct. 10, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Common Stock, Value, Issued	$ 517																									$ 517					$ 517		$ 80	$ 26
Principal amount																								$ 3,500,000
Aggregate principal amount																							$ 4,500,000
Common stock, par value	$ 0.0001																									$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001
Repayments of convertible debt																															$ 3,640,000	$ 750,000	$ 750,000
Expected term																															10 years
Risk free interest rate																															4.45%
Expected volatility rate																															110.95%
Fair value adjustment of convertible note																										$ 11,000			$ 115,000		$ 249,000	693,000
Gain (loss) on extinguishment of liability																													152,782		4,488,627	680,762	680,762
Related Party [Member]
Debt Instrument [Line Items]
Bifurcated embedded derivative asset	$ 9,000																									9,000					9,000		63,000
Change in fair value																										8,000			$ 32,000		(54,000)	$ 32,000		$ 3,063,278
Reverse Stock Split [Member]
Debt Instrument [Line Items]
Common Stock, Value, Issued																																	82
Reverse Stock Split [Member] | Related Party [Member]
Debt Instrument [Line Items]
Bifurcated embedded derivative asset																																	63,000
2024 CPBF Convertible Note [Member]
Debt Instrument [Line Items]
Principal amount														$ 10,758,775																			283,315
Maturity date														Feb. 19, 2027
Interest rate														15.50%
Conversion price														$ 38.90
Gain (loss) on extinguishment of liability																	$ 6,529,402
Subordinated Secured Promissory Note [Member]
Debt Instrument [Line Items]
Outstanding fees											$ 120,000					$ 12,500
Principal amount											$ 2,400,000					$ 262,500
Maturity date											Jul. 10, 2025					Mar. 03, 2025
Interest rate											44.00%					48.00%
Proceeds from debt											$ 1,782,438					$ 250,000
July Agile Note [Member]
Debt Instrument [Line Items]
Early prepayment of remaining outstanding balances											319,500
September Agile Note [Member]
Debt Instrument [Line Items]
Early prepayment of remaining outstanding balances											178,063
December Agile Note [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of liability											$ 1,071,563
Agile Term Notes [Member]
Debt Instrument [Line Items]
Repayments of long-term debt																										1,724,250	$ 1,929,885	$ 3,540,800					$ 1,857,151
Interest rate																													5.00%			5.00%	5.00%
Interest expense																										817,721					$ 1,499,649		$ 100,095
August 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Principal amount																		$ 184,000
Maturity date																		Jun. 15, 2025
Interest rate																		12.00%
Original issue discount																		$ 24,000
Proceeds from debt																		152,000
Debt instrument unamortized debt issuance costs incurred during the period																		8,000
August 1800 Diagonal Note [Member] | Additional Tranche [Member]
Debt Instrument [Line Items]
Principal amount																		$ 750,000
September 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Principal amount			$ 151,800										$ 124,200
Maturity date			Jun. 15, 2026										Jul. 30, 2025
Interest rate			14.00%										12.00%
Original issue discount			$ 19,800										$ 16,200
Proceeds from debt			125,000										100,000
Debt instrument unamortized debt issuance costs incurred during the period			$ 7,000										8,000
December 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Principal amount												$ 124,200
Maturity date												Oct. 15, 2025
Interest rate												12.00%
Original issue discount												$ 16,200
Proceeds from debt												100,000
Debt instrument unamortized debt issuance costs incurred during the period												$ 8,000
February 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Principal amount									$ 124,200
Maturity date									Dec. 15, 2025
Interest rate									12.00%
Original issue discount									$ 16,200
Proceeds from debt									100,000
Debt instrument unamortized debt issuance costs incurred during the period									$ 8,000
April 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Principal amount								$ 230,000
Maturity date								Feb. 15, 2026
Interest rate								12.00%
Original issue discount								$ 30,000
Proceeds from debt								192,000
Debt instrument unamortized debt issuance costs incurred during the period								$ 8,000
CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Debt Instrument, covenant compliance description																															For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.		For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.
Bifurcated embedded derivative asset	9,000																									9,000					$ 9,000		$ 51,000
Change in fair value																															54,000		$ 51,000
Conversion of Stock, Amount Issued																									$ 216,284
Debt conversion original amount														$ 2,000,000
Exercise price description														The CP BF Warrant can be exercised at an initial exercise price of $38.90 per share, subject to adjustment for a term of five years. The CP BF Pre-Funded Warrant will be exercisable at any time after the date of issuance at an exercise price of $0.0001. Neither warrant may be exercised if the holder, together with its affiliates, would beneficially own more than 19.99% of the number of shares of Common Stock outstanding immediately after giving effect to such exercise. Both warrants may be exercised via cash or cashless exercise.
Excercise price														$ 38.90
Proceeds from issuance of private placement													4,600,000
CPBF Lending LLC [Member] | Term Note [Member]
Debt Instrument [Line Items]
Interest rate																																									14.00%
Paid in kind interest																																									1.50%
CPBF Lending LLC [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Conversion price																																									$ 133.64
Paid in kind interest																																									15.50%
Debt instrument, interest rate																													16.00%			16.00%
CPBF Lending LLC [Member] | Convertible Debt [Member] | Reverse Stock Split [Member]
Debt Instrument [Line Items]
Conversion price																																									$ 1,336.40
CPBF Lending LLC [Member] | First Amendment Convertible Note [Member]
Debt Instrument [Line Items]
Principal amount																																								$ 321,345
CPBF Lending LLC [Member] | Medium-Term Note [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate																													16.00%			16.00%	16.00%	16.00%
CPBF Lending LLC [Member] | 2024 CPBF Convertible Note [Member]
Debt Instrument [Line Items]
Principal amount	2,840,677																									2,840,677					2,840,677
Proceeds from issuance of debt													$ 3,000,000
Debt instrument, interest rate																													15.40%			15.40%	15.40%
Interest expense																																	$ 368,525
Interest expense debt																																	369,459
Debt related commitement fees and debt issuance costs																																	934
Percentage of capital stock issued													20.00%
Lending [Member] | 2024 CPBF Convertible Note [Member]
Debt Instrument [Line Items]
Interest expense																										299,719					958,406
Interest expense debt																										300,669					955,715
Debt related commitement fees and debt issuance costs																										950					2,690
Yorkville Promissory Notes [Member]
Debt Instrument [Line Items]
Principal amount	$ 2,000,000									$ 3,500,000																$ 2,000,000		$ 1,695,000			$ 2,000,000		0	$ 1,766,000
Redemption premium amount										140,000
Debt instrument, fair value disclosure										$ 3,402,000
Convertible promissory note, payment premium percentage										4.00%																4.00%		4.00%
Debt instrument, principal payment										$ 3,640,000
Aggregate outstanding, principal amount										$ 3,500,000
Expected term										6 months																5 months 15 days		3 months 29 days						5 months 15 days
Stock price	$ 2.94									$ 2.24																$ 2.94		$ 11.20			$ 2.94			$ 1.88
Interest rate										8.70%																11.50%		11.30%						14.00%
Risk free interest rate										4.27%																3.86%		4.29%						5.28%
Expected volatility rate										224.00%																123.00%		171.00%						71.00%
Fair value adjustment of convertible note										$ 252,000
Original issue discount										$ 3,150,000
Interest expense																																	$ 80,760
September Twenty Twenty Five Yorkville Note [Member]
Debt Instrument [Line Items]
Principal amount	$ 2,000,000	$ 2,000,000																								$ 2,000,000					$ 2,000,000
Repayments of long-term debt		1,000,000
Proceeds from issuance of debt		$ 890,000
Common stock, par value		$ 0.0001
Debt instrument, fair value disclosure	$ 1,992,000																									$ 1,992,000					$ 1,992,000
Maturity date		Mar. 16, 2026
Interest rate		50.00%
Repayments of convertible debt		$ 500,000
Convertible promissory note, payment premium percentage	4.00%	4.00%
Conversion price		$ 2.50
Minimum redemption notice period		10 days
Debt instrument, interest rate, original issue percentage		10.00%
Debt instrument payment rate percentage		50.00%
Investment interest rate		6.00%
Debt instrument, interest rate, increase		18.00%
Expected term	6 months
Stock price	$ 2.12																									$ 2.12					$ 2.12
Interest rate	11.80%
Risk free interest rate	3.81%
Expected volatility rate	128.00%
Fair value adjustment of convertible note	$ 192,000
Loan agreement with cpbf Lending Llc [Member] | Term Note [Member]
Debt Instrument [Line Items]
Interest expense debt																													$ 238,843			$ 772,550
Loan agreement with cpbf Lending Llc [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate																																	16.00%	16.00%
Interest expense																																	$ 350,430	$ 422,507
Interest expense debt																																	325,818	395,575
Debt related commitement fees and debt issuance costs																																	24,612	26,932
Loan agreement with cpbf Lending Llc [Member] | Medium-Term Note [Member]
Debt Instrument [Line Items]
Interest expense																													264,235			851,175	851,175	1,140,106
Interest expense debt																																	772,550	1,058,230
Debt related commitement fees and debt issuance costs																													25,392			78,625	$ 78,625	81,876
Convertible Debt [Member] | Term Note [Member]
Debt Instrument [Line Items]
Interest expense debt																													104,314			325,818
Convertible Debt [Member] | Medium-Term Note [Member]
Debt Instrument [Line Items]
Interest expense																													112,571			350,430
Debt related commitement fees and debt issuance costs																													$ 8,257			$ 24,612
2024 CP BF Convertible Note [Member] | Related Party [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of liability																	6,529,402
2024 CP BF Convertible Note [Member] | CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Principal amount																	$ 10,758,775
Interest rate																	20.00%
Conversion price																	$ 38.90
Debt instrument, interest rate																	15.50%
Prepayment description																	(i) all accrued interest with respect to the principal amount so prepaid through the date the prepayment is made and (ii) the Exit Fee with respect to the principal amount so prepaid, calculated as 1.0% of the outstanding principal balance of the loans, with only the portion of the principal balance so converted counted for purposes of determining the applicable Exit Fee; and provided further, that, in the event of a partial prepayment of the loans, the Exit Fee shall be calculated on the principal amount so repaid and not on the entire outstanding principal balance thereof, and (iii) all other Obligations, if any, that shall have become due and payable hereunder with respect to the principal amount so prepaid. The 2024 CP BF Convertible Note obtain features that relate to the mandatory prepayment, either partially or in whole, upon certain contingent events.
March Agile Note [Member] | Subordinated Secured Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount																											$ 4,000,000
Repayment of debt																												$ 1,755,895
Maturity date																												Nov. 12, 2025
Interest rate																											44.00%
Proceeds from debt																												$ 2,044,105
June Agile Note [Member] | Subordinated Secured Promissory Note [Member]
Debt Instrument [Line Items]
Outstanding fees							$ 12,500																				$ 200,000
Principal amount							$ 262,500
Maturity date							Dec. 15, 2025
Interest rate							48.00%
Gain (loss) on extinguishment of liability																												$ 1,769,895
Proceeds from debt							$ 250,000
Yorkville Advisors Global, LP [Member] | Yorkville Convertible Note [Member]
Debt Instrument [Line Items]
Maturity date										Jul. 31, 2025
Interest rate										18.00%
Repayments of convertible debt										$ 1,000,000
Convertible promissory note, payment premium percentage										4.00%
Minimum redemption notice period										10 days
Common Stock [Member]
Debt Instrument [Line Items]
Shares issued																														1,811			19,000
Common Stock [Member] | CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Shares issued														7,000
Debt conversion, shares														26,085
Warrant [Member] | CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Debt conversion, shares														56,555
Prefunded Warrants [Member] | CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Debt conversion, shares														30,470
Common Class A [Member]
Debt Instrument [Line Items]
Common stock, par value																								$ 0.0001
Common Class A [Member] | September 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Debt instrument, fair value disclosure					$ 17,000
Conversion of stock, shares converted					7,034
Common Class A [Member] | December 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Debt instrument, fair value disclosure						$ 58,000
Conversion of stock, shares converted						19,986
Common Class A [Member] | February 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Debt instrument, fair value disclosure				$ 80,700
Conversion of stock, shares converted				32,780
Common Class A [Member] | CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Shares issued																	70,000								5,560
Common stock price per share																									$ 38.90
Conversion of Stock, Amount Issued																									$ 216,284
Common Class A [Member] | Yorkville Advisors Global, LP [Member] | Yorkville Convertible Note [Member]
Debt Instrument [Line Items]
Common stock, par value										$ 0.0001
Conversion price										$ 20.00
Common Class A [Member] | Common Stock [Member] | CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Shares issued																									5,560
Common stock price per share																									$ 38.90
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Debt Instrument [Line Items]
Principal amount										$ 3,500,000
Proceeds from issuance of debt										3,140,000
Debt discount upon issuance										350,000
Debt issuance costs										$ 10.00
Common Class B [Member] | CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Shares issued														231,114
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt																								$ 1,800,000
Debt discount upon issuance																								$ 200,000
Prepayment premium															10.00%
Debt Instrument, Face Amount																																	$ 2,000,000
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member] | Yorkville Convertible Notes [Member]
Debt Instrument [Line Items]
Maturity date																								Jan. 17, 2025
Interest rate																								0.00%
Conversion rate percentage of common stock outstanding																								9.99%
Prepayment premium																								10.00%
Repayments of convertible debt																				$ 1,000,000
Percentage of repayment of convertible debt, amount																				10.00%
Debt instrument, interest rate, increase																								18.00%
Standby Equity Purchase Agreement [Member] | Common Class A [Member] | Yorkville Advisors Global, LP [Member]
Debt Instrument [Line Items]
Conversion rate percentage of common stock outstanding															9.99%
Conversion of stock, shares converted																																	27,538
Yorkville Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Principal amount																						$ 1,500,000	1,000,000
Proceeds from issuance of debt																						1,250,000	900,000
Debt discount upon issuance																						$ 250,000	100,000
Increased principal amount agreed to advance																							1,000,000
Floor price																																						$ 2.94
Maximum floor price																								$ 100.00														$ 20.00
Common stock price per share																								500.00
Yorkville Standby Equity Purchase Agreement [Member] | February Yorkville Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount																																	$ 1,000,000
Yorkville Standby Equity Purchase Agreement [Member] | March Yorkville Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount																																	$ 750,000
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Common stock, par value																								0.0001
Common stock price per share																								5,000											$ 16.80	$ 16.10
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member] | February Yorkville Promissory Note [Member]
Debt Instrument [Line Items]
Conversion of stock, shares converted																																	2,891
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member] | March Yorkville Promissory Note [Member]
Debt Instrument [Line Items]
Conversion of stock, shares converted																																	14,986
Yorkville Standby Equity Purchase Agreement [Member] | Common Class B [Member]
Debt Instrument [Line Items]
Common stock, par value																								$ 0.0001
Original Debt Repayment Agreement [Member]
Debt Instrument [Line Items]
Principal amount																					$ 2,000,000
Repayment of debt																					$ 200,000
Original Debt Repayment Agreement [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Common stock, par value																					$ 0.0001
Amended Debt Repayment Agreement [Member]
Debt Instrument [Line Items]
Principal amount																				$ 750,000
Proceeds from issuance of debt																				75,000
Aggregate principal amount																				750,000
Repayment of debt																				75,000
Premium advance																				110,040
Redemption premium amount																				75,000
Debt instrument, fair value disclosure																				115,800
Debt Instrument, Face Amount																				35,040
Amended Debt Repayment Agreement [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt																				75,000
Aggregate principal amount																																					$ 750,000
Repayment of debt																				75,000
Premium advance																				110,040
Debt instrument, fair value disclosure																				115,800
Debt Instrument, Face Amount																				$ 35,040
Floor Price Reduction Agreement [Member]
Debt Instrument [Line Items]
Repayment of debt															$ 700,000
Floor price															$ 20.00
Interest rate															0.00%
Floor Price Reduction Agreement [Member] | Yorkville Advisors Global, LP [Member]
Debt Instrument [Line Items]
Maturity date															Jan. 17, 2025
Interest rate															0.00%
Subordinated Business Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Principal amount																			$ 787,500
Maturity date																			Feb. 05, 2025
Debt instrument, interest rate																			42.00%
Proceeds from debt																			$ 750,000
Agent fees																			$ 37,500
Gem Agreement [Member]
Debt Instrument [Line Items]
Cash agreed to pay																							1,200,000
Principal amount																							1,000,000.0
Monthly installments																							100,000
Repayments of long-term debt																							$ 1,200,000
Shares issuable under the terms of promissory note																							4,000
Gem Agreement [Member] | Gem Warrant [Member]
Debt Instrument [Line Items]
Excercise price																																							$ 3,245
Gem Agreement [Member] | Gem Warrant [Member] | Reverse Stock Split [Member]
Debt Instrument [Line Items]
Excercise price																																							$ 3,245.00
Gem Agreement [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Convertible debenture	$ 215,057																									$ 215,057					$ 215,057		$ 215,057
Shares issuable under the terms of promissory note																							200,000
Gem Agreement [Member] | Common Class A [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Shares issuable under the terms of promissory note																															19,000
Gem Agreement [Member] | Gem Term Sheet [Member]
Debt Instrument [Line Items]
Convertible debenture																								$ 2,000,000.0
Debt instrument, term																								5 years
[custom:CouponRate-0]																								0.00%
Outstanding fees																								$ 2,000,000.0										$ 2,000,000.0
Gem Agreement [Member] | Gem Term Sheet [Member] | Common Class A [Member] | Gem Warrant [Member]
Debt Instrument [Line Items]
[custom:PercentageOfRightToConvertWarrantToCommonShares-0]																								3.00%
Maximum [Member]
Debt Instrument [Line Items]
Expected term																																6 years 29 days	6 years 29 days	6 years 29 days
Stock price																											$ 5,990		$ 305			$ 305	$ 2,930.00	$ 5,990.00
Risk free interest rate																																4.45%	4.45%	4.31%
Expected volatility rate																																62.12%	69.57%	110.95%
Maximum [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Debt Instrument [Line Items]
Principal amount																								$ 3,500,000
Maximum [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Maximum floor price																								$ 1,000
Maximum [Member] | Gem Agreement [Member] | Share Purchase Agreement [Member]
Debt Instrument [Line Items]
Common Stock, Value, Issued																								$ 100,000,000
Minimum [Member]
Debt Instrument [Line Items]
Expected term																																5 years 7 months 9 days	5 years 7 months 9 days	5 years
Stock price	$ 14																									$ 14			$ 146		$ 14	$ 146	$ 150.00	$ 4,190.00
Risk free interest rate																																4.20%	3.71%	3.46%
Expected volatility rate																																61.00%	61.00%	80.00%
Minimum [Member] | Yorkville Advisors Global, LP [Member] | Yorkville Convertible Note [Member]
Debt Instrument [Line Items]
Interest rate										0.00%
Minimum [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Debt Instrument [Line Items]
Principal amount																								$ 2,000,000